Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Revenue Recognition (Details) [Line Items]
Revenue	$ 4,290	$ 3,739
Performance obligation control of the service was transferred to the customer	0
Recognized revenue	2,162		$ 14,945
Related to customer contracts unsatisfied amount	$ 27,253
Revenue recognized term	1 year
Customer contract amount	$ 4,298
Contractual term	5 years
Long term debt term	1 year
Short term period			1 year
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	1 year
Revenue recognized term	2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range	20 years
Revenue recognized term	5 years
SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Revenue	$ 4,290	3,739
Recognized revenue	10,811
Related to customer contracts unsatisfied amount	12,144
Contract Balances [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets	141		$ 54
Professional services [Member]
Revenue Recognition (Details) [Line Items]
Revenue	567
Professional services [Member] | SoundHound, Inc. [Member]
Revenue Recognition (Details) [Line Items]
Revenue	$ 567